Note 5 - Loans and Leases - Summary of Nonaccrual Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recorded investment, nonaccrual	$ 963	$ 1,445
Loans and leases past due over 90 days still accruing	138	161
Troubled debt restructurings	1,618	624
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, nonaccrual	414	354
Loans and leases past due over 90 days still accruing	138	161
Troubled debt restructurings	223	372
Commercial Real Estate Portfolio Segment [Member]
Recorded investment, nonaccrual	545	754
Loans and leases past due over 90 days still accruing
Troubled debt restructurings	623	228
Agricultural Real Estate [Member]
Recorded investment, nonaccrual	4	216
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Commercial Portfolio Segment [Member]
Recorded investment, nonaccrual		121
Loans and leases past due over 90 days still accruing
Troubled debt restructurings	772	24
Agriculture [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Consumer Portfolio Segment [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings